Related-Party Disclosures - Schedule of Compensation of Key Management Personnel and Directors of the Company (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of key management personnel compensation [abstract]
Salaries and other short-term employment benefits	$ 9.0	$ 11.3
Directors' fees	0.8	0.8
Share-based compensation	0.9	4.0
Total compensation	$ 10.7	$ 16.1